Supplemental cash flow information - Reconciliation of liabilities arising from financing activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Supplemental cash flow information
Balance as at beginning of period	$ 727.1
Repayment of revolving loan facility and other long-term debt	(421.4)
Payments on finance leases	(4.5)
Interest paid on long-term debt	(40.5)
Settlement of securitization liability, including interest	(21.8)
Repayment of interest free government assistance	(1.0)
Total changes from financing cash flows	(845.5)
Issuance of long-term debt related to acquisition, net of financing fees (note 9)	3,096.7
The effect of changes in foreign exchange rates	5.4
Amortization of financing fees	2.2
New finance leases	7.3
Finance leases acquired	10.6
Loss from early extinguishment of debt	20.4
Finance expense	47.9
Total liability related other changes	88.4
Balance as at end of period	3,072.1
Long-term debt
Supplemental cash flow information
Balance as at beginning of period	596.0
Repayment of revolving loan facility and other long-term debt	(421.4)
Interest paid on long-term debt	(40.5)
Total changes from financing cash flows	(818.2)
Issuance of long-term debt related to acquisition, net of financing fees (note 9)	3,096.7
The effect of changes in foreign exchange rates	4.7
Amortization of financing fees	2.2
Loss from early extinguishment of debt	20.4
Finance expense	40.4
Total liability related other changes	63.0
Balance as at end of period	2,942.2
Securitization liability
Supplemental cash flow information
Balance as at beginning of period	121.2
Settlement of securitization liability, including interest	(21.8)
Total changes from financing cash flows	(21.8)
Finance expense	6.9
Total liability related other changes	6.9
Balance as at end of period	106.3
Obligations under finance leases
Supplemental cash flow information
Balance as at beginning of period	4.7
Payments on finance leases	(4.5)
Total changes from financing cash flows	(4.5)
The effect of changes in foreign exchange rates	0.4
New finance leases	7.3
Finance leases acquired	10.6
Finance expense	0.3
Total liability related other changes	18.2
Balance as at end of period	18.8
Financial liabilities
Supplemental cash flow information
Balance as at beginning of period	5.2
Repayment of interest free government assistance	(1.0)
Total changes from financing cash flows	(1.0)
The effect of changes in foreign exchange rates	0.3
Finance expense	0.3
Total liability related other changes	0.3
Balance as at end of period	4.8
2017 Term notes
Supplemental cash flow information
Repayment of term notes	(100.0)
2017 Term notes | Long-term debt
Supplemental cash flow information
Repayment of term notes	(100.0)
2024 Term notes
Supplemental cash flow information
Repayment of term notes	(256.3)
2024 Term notes | Long-term debt
Supplemental cash flow information
Repayment of term notes	$ (256.3)